RELATED PARTY INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with Stellantis are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Net sales	$158	$123	$362	$243
Cost of goods sold	$38	$31	$126	$87
Selling, general and administrative expenses	$33	$32	$64	$56

	June 30, 2021	December 31, 2020
	(in millions)
Trade receivables	$4	$8
Trade payables	$90	$85
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Net sales	$327	$264	$682	$428
Cost of goods sold	$130	$63	$242	$155

	June 30, 2021	December 31, 2020
	(in millions)
Trade receivables	$107	$170
Trade payables	$87	$98